Entity Wide Information and Disagregated Revenues (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Entity Wide Information and Disagregated Revenues [Abstract]
Operating segment	1	1
Performance obligation (in Dollars)	$ 386,000	$ 648
Revenues percentage		10.00%